Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
The Brinsmere Fund - Conservative ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Brinsmere Fund - Conservative ETF NAV
Average Annual Return, Percent	10.62%
The Brinsmere Fund - Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Brinsmere Fund - Growth ETF NAV
Average Annual Return, Percent	12.31%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	21.66%
S&P Target Risk Moderate Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Moderate Index (TR)
Average Annual Return, Percent	10.43%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	21.66%
S&P Target Risk Growth Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Growth Index (TR)
Average Annual Return, Percent	13.13%